Investments in Associates and Joint Ventures - Details of Investments in Joint Ventures (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 3,106,407	₩ 2,916,670
PT NICOLE METAL INDUSTRY [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 247,824